Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
(a) Overview of property, plant and equipment, including right-of-use assets

						2022
	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m
1 January
Cost	1,421	847	5,750	247	706	8,971
Accumulated depreciation and impairment	(388)	(370)	(3,130)	(130)		(4,018)
Net book value at 1 January	1,033	477	2,620	117	706	4,953
Differences on exchange	68	30	164	9	48	319
Additions
– right-of-use assets	—	117	—	117	—	234
– separately acquired	—	—	32	—	471	503
Reallocations	44	21	374	2	(441)	—
Depreciation	(36)	(112)	(323)	(68)	—	(539)
Impairment	(62)	(39)	(210)	(4)	(4)	(319)
Right-of-use assets - reassessments, modifications and terminations	—	(16)	—	4	—	(12)
Disposals	(4)	(2)	(15)	—	3	(18)
Net reclassifications as held-for-sale	(41)	(10)	(187)	—	(16)	(254)
31 December
Cost	1,475	940	5,962	362	767	9,506
Accumulated depreciation and impairment	(473)	(474)	(3,507)	(185)		(4,639)
Net book value at 31 December	1,002	466	2,455	177	767	4,867

						2021
	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m
1 January
Cost	1,518	798	5,807	217	764	9,104
Accumulated depreciation and impairment	(444)	(315)	(3,175)	(110)		(4,044)
Net book value at 1 January	1,074	483	2,632	107	764	5,060
Differences on exchange	(23)	(22)	(135)	(5)	(18)	(203)
Additions
– right-of-use assets	—	88	—	76	—	164
– separately acquired	—	1	45	—	508	554
Reallocations	44	51	441	1	(537)	—
Depreciation	(35)	(110)	(303)	(57)	—	(505)
Impairment	(4)	(2)	(37)	—	(11)	(54)
Right-of-use assets - reassessments, modifications and terminations	—	(11)	—	(5)	—	(16)
Disposals	(7)	(1)	(12)	—	—	(20)
Net reclassifications as held-for-sale	(16)	—	(11)	—	—	(27)
31 December
Cost	1,421	847	5,750	247	706	8,971
Accumulated depreciation and impairment	(388)	(370)	(3,130)	(130)		(4,018)
Net book value at 31 December	1,033	477	2,620	117	706	4,953

Schedule of Leasehold Land and Property Comprises

	2022 £m	2021 £m
Leasehold land and property comprises
- net book value of long leasehold	15	14
- net book value of short leasehold	451	463
	466	477

Schedule of Leasehold Property Net Book Value Movements

2022
Leasehold property net book value movements for the year ended 31 December 2022	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m
- Property acquired (IAS 16)	165	11	(41)	17	152
- Right-of-use properties (IFRS 16)	312	19	(110)	93	314
	477	30	(151)	110	466

					2021
Leasehold property net book value movements for the year ended 31 December 2021	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m
- Property acquired (IAS 16)	132	(8)	(13)	54	165
- Right-of-use properties (IFRS 16)	351	(14)	(99)	74	312
	483	(22)	(112)	128	477
Note:
* Property acquired (IAS 16 Property, plant and equipment) other net movements for leasehold improvements represent additions (directly acquired and/or transferred from assets in the course of construction) net of disposals, whereas other net movements for right-of-use properties (IFRS 16) relate to new leases net of reassessments, modifications and terminations as reported in the Property, plant and equipment movement table in note 13(a).
Schedule of Cost of Freehold Land

	2022 £m	2021 £m
Cost of freehold land within freehold property on which no depreciation is provided	246	242